DEI Document - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 04, 2016	Jun. 30, 2015
Document Information [Abstract]
Entity Registrant Name	SunEdison Semiconductor Ltd.
Entity Central Index Key	0001585854
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	10-K
Trading Symbol	SEMI
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		41,979,856
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 539,260,137